PFPC Inc.
3200 Horizon Drive
King of Prussia, PA 19406-0903

January 30, 2001

U.S. SECURITIES AND EXCHANGE COMMISSION
Judiciary Plaza
450 Fifth Street, NW
Washington, DC 20549

Re:   Kelmoore Strategy(R) Variable Trust (the "Registrant")
      File No.  333-88877
      File No.  811-9625

To the Staff of the Commission:

Pursuant to Rule 497(e) under the Securities Act of 1933, as amended, enclosed for filing on behalf of the Registrant is the EDGAR transmission of the Supplements each dated January 29, 2001 to the Prospectus and the Statement of Additional Information each dated August 15, 2000.

The purpose of this filing is to make certain non-material revisions regarding the declaration of distributions.

Should you have any questions, comments or require further information, I can be reached directly at 610-239-4519.

Thank you for your courtesy and cooperation.

Sincerely,

/s/ Christine Mason
Christine Mason
Regulatory Administrator




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                KELMOORE STRATEGY(R) VARIABLE TRUST

                 Kelmoore Strategy(R) Variable Fund
              Kelmoore Strategy(R) Variable Eagle Fund

                  Supplement dated January 29, 2001
                 to Prospectus dated August 15, 2000


    The following information replaces and supersedes any contrary information contained in the Prospectus for the above
Funds with respect to Dividends, Distributions and Taxes.

   The third sentence of the first paragraph under the heading
   "Dividends, Distributions and Taxes" on page 11 of the Prospectus is deleted and replaced with the following:

     "The Funds will declare and pay annually distributions from net investment income and any net realized short-term capital gain."



             INVESTORS SHOULD RETAIN THIS SUPPLEMENT
            WITH THE PROSPECTUS FOR FUTURE REFERENCE.




[PAGE BREAK]




               KELMOORE STRATEGY(R) VARIABLE TRUST

                Kelmoore Strategy(R) Variable Fund
             Kelmoore Strategy(R) Variable Eagle Fund

                Supplement dated January 29, 2001
              to Statement of Additional Information
                      dated August 15, 2000


    The following information replaces and supersedes any contrary information contained in the Statement of Additional
Information for the above Funds with respect to Distributions and Taxes.

   The second sentence of the first paragraph under the heading
   "Distributions and Taxes" on page 12 of the Statement of Additional Information is deleted and replaced with the following:

     "Each Fund currently intends to declare and pay dividends, if any, on an annual basis."



              INVESTORS SHOULD RETAIN THIS SUPPLEMENT
            WITH THE STATEMENT OF ADDITIONAL INFORMATION
                       FOR FUTURE REFERENCE.